Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 3.3%
245,570	Axalta Coating Systems U.S. Holdings, Inc. 5.424% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4]	$242,347
250,000	Berry Global, Inc. 4.178% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	242,634
249,367	Citadel Securities LP 5.649% (1-Month USD Libor+250 basis points), 2/2/2028[2,3,4]	242,834
250,000	Hilton Worldwide Finance LLC 4.834% (1-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	242,135
249,270	Trans Union LLC 4.274% (1-Month USD Libor+175 basis points), 11/15/2026[2,3,4]	241,199
245,834	Vistra Operations Co. LLC 4.804% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	237,998
	Total Bank Loans
	(Cost $1,475,030)	1,449,147
	BONDS — 94.6%
	ASSET-BACKED SECURITIES — 52.3%
500,000	Ammc Clo 20 Ltd. Series 2017-20A, Class DR, 5.890% (3-Month USD Libor+315 basis points), 4/17/2029[3,4,5]	471,463
402,661	Ares CLO Ltd. Series 2017-42A, Class AR, 3.679% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,5]	398,396
639,764	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 3.382% (3-Month USD Libor+87 basis points), 1/15/2029[3,4,5]	631,882
	Barings CLO Ltd.
544,225	Series 2013-IA, Class AR, 3.510% (3-Month USD Libor+80 basis points), 1/20/2028[3,4,5]	537,214
1,500,000	Series 2013-IA, Class BR, 3.960% (3-Month USD Libor+125 basis points), 1/20/2028[3,4,5]	1,462,500
76,374	Capital One Prime Auto Receivables Trust Series 2019-2, Class A3, 1.920%, 5/15/2024[3]	76,142
	CarMax Auto Owner Trust
247,223	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	246,109
430,874	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	427,525
582,969	Series 2021-1, Class A3, 0.340%, 12/15/2025[3]	564,251
484,333	CIFC Funding Ltd. Series 2015-3A, Class AR, 3.608% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,5]	477,275
437,131	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,5,6]	360,002

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	DLLST LLC
100,046	Series 2022-1A, Class A1, 1.560%, 5/22/2023[3,5]	$99,769
200,000	Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,5]	197,778
	Ellington Financial Mortgage Trust
264,783	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,5,6]	221,732
310,074	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,5,6]	251,173
621,836	Flatiron Clo 17 Ltd. Series 2017-1A, Class AR, 3.885% (3-Month USD Libor+98 basis points), 5/15/2030[3,4,5]	613,509
61,957	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	61,798
479,951	Galaxy CLO Ltd. Series 2017-23A, Class AR, 3.653% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,5]	473,020
	GM Financial Automobile Leasing Trust
299,998	Series 2021-2, Class A3, 0.340%, 5/20/2024[3]	295,418
309,000	Series 2020-2, Class B, 1.560%, 7/22/2024[3]	307,088
300,000	Series 2021-1, Class A4, 0.330%, 2/20/2025[3]	292,651
	GM Financial Consumer Automobile Receivables Trust
327,952	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	323,974
223,671	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	218,129
492,421	Grippen Park CLO Ltd. Series 2017-1A, Class A, 3.970% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,5]	487,834
650,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 4.605% (3-Month USD Libor+170 basis points), 3/15/2027[3,4,5]	635,520
221,407	Honda Auto Receivables Owner Trust Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	220,392
119,564	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,5]	118,660
	Hyundai Auto Lease Securitization Trust
500,000	Series 2021-B, Class A3, 0.330%, 6/17/2024[3,5]	487,829
350,000	Series 2022-B, Class A2A, 2.750%, 10/15/2024[3,5]	345,771
350,000	Series 2022-C, Class A2A, 4.340%, 1/15/2025[3,5]	348,651
	Madison Park Funding Ltd.
243,814	Series 2013-11A, Class AR2, 3.683% (3-Month USD Libor+90 basis points), 7/23/2029[3,4,5]	239,968
500,000	Series 2019-33A, Class AR, 3.618% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,5]	491,751

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
250,000	Mariner CLO LLC Series 2016-3A, Class BR2, 4.283% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,5]	$244,170
	MMAF Equipment Finance LLC
225,668	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,5]	222,454
350,000	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,5]	343,274
487,061	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 3.869% (3-Month USD Libor+110 basis points), 12/21/2029[3,4,5]	482,263
	Nissan Auto Receivables Owner Trust
37,062	Series 2019-B, Class A3, 2.500%, 11/15/2023[3]	37,094
144,122	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	143,590
456,287	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	449,452
320,282	OBX Trust Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,5,6]	264,177
1,675,476	OCP CLO Ltd. Series 2014-7A, Class A1RR, 3.830% (3-Month USD Libor+112 basis points), 7/20/2029[3,4,5]	1,656,844
500,000	Rad CLO 3 Ltd. Series 2019-3A, Class A, 3.992% (3-Month USD Libor+148 basis points), 4/15/2032[3,4,5]	492,230
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 6.212% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,5]	469,193
	Starwood Mortgage Residential Trust
239,515	Series 2021-5, Class A1, 1.920%, 9/25/2066[3,5,6]	197,569
290,496	Series 2022-1, Class A1, 2.447%, 12/25/2066[3,5,6]	255,800
625,000	Stratus CLO Ltd. Series 2021-1A, Class C, 4.460% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,5]	587,871
	Symphony CLO XIV Ltd.
1,000,000	Series 2014-14A, Class CR, 4.583% (3-Month USD Libor+210 basis points), 7/14/2026[3,4,5]	985,574
500,000	Series 2014-14A, Class DR, 5.583% (3-Month USD Libor+310 basis points), 7/14/2026[3,4,5]	489,155
	TICP CLO II-2 Ltd.
864,994	Series 2018-IIA, Class A1, 3.550% (3-Month USD Libor+84 basis points), 4/20/2028[3,4,5]	856,290
1,000,000	Series 2018-IIA, Class A2, 3.960% (3-Month USD Libor+125 basis points), 4/20/2028[3,4,5]	987,754
30,881	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,5]	30,825

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
259,731	Series 2015-1A, Class A1R, 3.640% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,5]	$256,952
740,219	Series 2017-1A, Class A1R, 3.690% (3-Month USD Libor+95 basis points), 4/17/2030[3,4,5]	729,983
176,468	World Omni Auto Receivables Trust Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	174,300
63,687	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	63,394
460,000	York CLO 1 Ltd. Series 2014-1A, Class BRR, 4.409% (3-Month USD Libor+165 basis points), 10/22/2029[3,4,5]	449,676
	Total Asset-Backed Securities
	(Cost $23,890,964)	23,255,058
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 3.648% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,5]	292,126
28,292	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,5,6]	27,769
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	712,988
	Total Commercial Mortgage-Backed Securities
	(Cost $1,090,214)	1,032,883
	CORPORATE — 23.7%
	BASIC MATERIALS — 0.9%
225,000	DuPont de Nemours, Inc. 4.015% (3-Month USD Libor+111 basis points), 11/15/2023[4]	225,933
190,000	Georgia-Pacific LLC 0.625%, 5/15/2024[5]	176,563
20,000	Sherwin-Williams Co. 4.250%, 8/8/2025	19,541
		422,037
	COMMUNICATIONS — 2.2%
150,000	Amazon.com, Inc. 2.400%, 2/22/2023[3]	148,830
375,000	AT&T, Inc. 4.416% (3-Month USD Libor+118 basis points), 6/12/2024[4]	376,531
225,000	eBay, Inc. 1.900%, 3/11/2025[3]	209,039

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
100,000	Fox Corp. 4.030%, 1/25/2024[3]	$98,836
125,000	Verizon Communications, Inc. 3.467% (SOFR Index+79 basis points), 3/20/2026[4]	122,676
		955,912
	CONSUMER, CYCLICAL — 3.5%
125,000	7-Eleven, Inc. 0.800%, 2/10/2024[3,5]	118,254
140,000	BMW U.S. Capital LLC 2.774% (SOFR Index+38 basis points), 8/12/2024[4,5]	138,653
20,000	Dollar General Corp. 4.250%, 9/20/2024	19,774
100,000	General Motors Financial Co., Inc. 1.700%, 8/18/2023	97,063
40,000	Home Depot, Inc. 4.000%, 9/15/2025[3]	39,390
225,000	Hyundai Capital America 1.250%, 9/18/2023[5]	216,508
	Lowe's Cos., Inc.
225,000	4.000%, 4/15/2025[3]	220,699
20,000	4.400%, 9/8/2025	19,709
170,000	McDonald's Corp. 3.375%, 5/26/2025[3]	163,483
150,000	PACCAR Financial Corp. 2.650%, 4/6/2023	148,589
15,000	Starbucks Corp. 2.816% (SOFR Index+42 basis points), 2/14/2024[3,4]	14,913
	Volkswagen Group of America Finance LLC
20,000	0.750%, 11/23/2022[5]	19,909
220,000	0.875%, 11/22/2023[5]	209,563
145,000	Walmart, Inc. 3.900%, 9/9/2025	142,547
		1,569,054
	CONSUMER, NON-CYCLICAL — 6.4%
135,000	AbbVie, Inc. 2.600%, 11/21/2024[3]	128,570
150,000	Anthem, Inc. 2.950%, 12/1/2022[3]	149,708

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	Baxter International, Inc.
100,000	0.868%, 12/1/2023	$95,595
220,000	2.879% (SOFR Index+44 basis points), 11/29/2024[4]	215,000
105,000	Biogen, Inc. 4.050%, 9/15/2025[3]	102,025
275,000	Cardinal Health, Inc. 3.200%, 3/15/2023	273,475
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	215,111
225,000	Constellation Brands, Inc. 3.600%, 5/9/2024	220,273
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,7]	142,557
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	217,474
250,000	McKesson Corp. 2.850%, 3/15/2023[3]	248,393
250,000	Mondelez International Holdings Netherlands B.V. 0.750%, 9/24/2024[5,7]	229,375
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	218,638
200,000	Thermo Fisher Scientific, Inc. 2.573% (SOFR Index+35 basis points), 4/18/2023[3,4]	199,752
200,000	UnitedHealth Group, Inc. 2.375%, 10/15/2022	199,857
		2,855,803
	ENERGY — 2.4%
300,000	Enbridge, Inc. 3.028% (SOFR Index+63 basis points), 2/16/2024[4,7]	296,862
250,000	Energy Transfer LP 4.200%, 9/15/2023[3]	247,440
225,000	Enterprise Products Operating LLC 3.900%, 2/15/2024[3]	221,119
150,000	Kinder Morgan Energy Partners LP 3.450%, 2/15/2023[3]	149,328
150,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[3,5,7]	149,902
		1,064,651

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 1.1%
	American Express Co.
35,000	2.609% (SOFR Index+23 basis points), 11/3/2023[4]	$34,721
125,000	3.625%, 12/5/2024[3]	121,626
100,000	Charles Schwab Corp. 2.916% (SOFR Index+52 basis points), 5/13/2026[3,4]	97,128
225,000	Intercontinental Exchange, Inc. 3.650%, 5/23/2025[3]	217,735
15,000	Simon Property Group LP 2.597% (SOFR Index+43 basis points), 1/11/2024[3,4]	14,883
		486,093
	INDUSTRIAL — 1.5%
150,000	3M Co. 2.250%, 3/15/2023[3]	148,551
150,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	144,518
150,000	Union Pacific Corp. 2.950%, 1/15/2023[3]	149,409
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	216,968
		659,446
	TECHNOLOGY — 3.8%
300,000	Autodesk, Inc. 3.600%, 12/15/2022[3]	299,562
220,000	Fidelity National Information Services, Inc. 0.600%, 3/1/2024	206,471
250,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	247,773
120,000	Hewlett Packard Enterprise Co. 4.450%, 10/2/2023[3]	119,532
200,000	Marvell Technology, Inc. 4.200%, 6/22/2023[3]	199,471
150,000	Microsoft Corp. 2.375%, 5/1/2023[3]	148,485
275,000	NVIDIA Corp. 0.309%, 6/15/2023[3]	267,501
200,000	Oracle Corp. 2.500%, 10/15/2022	199,892
		1,688,687

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 1.9%
30,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	$28,731
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	143,546
40,000	DTE Energy Co. 4.220%, 11/1/2024[8]	39,267
150,000	Duke Energy Corp. 2.783% (SOFR Rate+25 basis points), 6/10/2023[4]	149,221
225,000	Eversource Energy 0.800%, 8/15/2025[3]	199,176
300,000	NextEra Energy Capital Holdings, Inc. 2.779% (SOFR Index+40 basis points), 11/3/2023[3,4]	297,286
		857,227
	Total Corporate
	(Cost $10,800,418)	10,558,910
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
198,795	OBX Trust Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,5,6]	164,177
	Total Residential Mortgage-Backed Securities
	(Cost $198,795)	164,177
	U.S. GOVERNMENT — 15.9%
	United States Treasury Bill
450,000	2.285%, 10/6/2022	449,908
800,000	2.610%, 10/25/2022	798,763
450,000	2.565%, 10/27/2022	449,230
675,000	2.714%, 11/1/2022	673,551
450,000	2.653%, 11/3/2022	448,970
800,000	2.683%, 11/8/2022	797,837
400,000	2.549%, 11/10/2022	398,861
800,000	2.880%, 11/15/2022	797,298
450,000	2.520%, 11/17/2022	448,400
1,300,000	2.994%, 11/22/2022	1,294,712
500,000	2.972%, 12/8/2022	497,299
	Total U.S. Government
	(Cost $7,054,137)	7,054,829
	Total Bonds
	(Cost $43,034,528)	42,065,857

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.6%
1,175,769	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.79%[9]	$1,175,769
	Total Short-Term Investments
	(Cost $1,175,769)	1,175,769
	TOTAL INVESTMENTS — 100.5%
	(Cost $45,685,327)	44,690,773
	Liabilities in Excess of Other Assets — (0.5)%	(235,397)
	TOTAL NET ASSETS — 100.0%	$44,455,376

Principal Amount
	SECURITIES SOLD SHORT — (1.2)%
	BONDS — (1.2)%
	U.S. GOVERNMENT — (1.2)%
$(600,000)	United States Treasury Note 0.750%, 5/31/2026	(530,015)
	Total U.S. Government
	(Proceeds $552,569)	(530,015)
	Total Bonds
	(Proceeds $552,569)	(530,015)
	Total Securities Sold Short
	(Proceeds $552,569)	$(530,015)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,809,538 which represents 49.06% of total net assets of the Fund.
[6]	Variable rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Step rate security.
[9]	The rate is the annualized seven-day yield at period end.